Cash and Cash Equivalents, Time Deposits and Pledged Deposits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 841,317	$ 858,607
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 21,500	$ 5,900